SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2013
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Weighted Average Assumptions Used to Calculate Fair Value of Company's Stock Purchase Plan
The fair value for the year ended December 31, 2011 was estimated using the following weighted average assumptions:

Year ended December 31,
2011

Risk free interest rate	0.29%
Dividend yields	0%
Expected volatility	36%
Weighted average expected term from grant date (in years)	0.75

Summary of Stock Option Activity
A summary of employees, consultants and directors option activity under the Company's Stock Option Plans as of December 31, 2013 is as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2013	6,316,548	10.38	2.68	40,796
Granted	2,147,995	14.31
Exercised	(890,258)	6.21
Expired	-	-
Forfeited	(500,774)	15.48

Outstanding at December 31, 2013	7,073,511	11.74	2.62	44,716

Exercisable at December 31, 2013	3,573,344	8.80	1.29	32,923

Vested and expected to vest at December 31, 2013	6,667,187	11.54	2.52	43,442

Summary of Stock Options Outstanding by Exercise Price Range
The options outstanding under the Company's Stock Option Plans as of December 31, 2013 have been separated into ranges of exercise price as follows:

Outstanding				Exercisable
		Weighted
		average	Weighted		Weighted
Ranges of		remaining	average		average
exercise	Number of	contractual	exercise	Number of	exercise
price	options	life (years)	price	options	price

$3.08-4.50	1,160,142	0.70	4.30	1,160,142	4.30
$5.79-7.81	1,460,550	1.03	7.56	1,342,650	7.56
$11.94-14.47	2,382,507	4.02	13.36	429,152	12.08
$15.09-19.30	2,070,312	3.21	16.98	641,400	17.38

	7,073,511			3,573,344

Summary of RSU Activity
The following table summarizes information relating to RSUs, as well as changes to such awards during 2013:

Year ended December 31,
2013
Number in thousands

Outstanding at January 1, 2013	-
Granted	188,382
Vested	-
Forfeited	(3,167)

Outstanding as of December 31, 2013	185,215

Summary of Stock-Based Compensation Expense
Stock-based compensation was recorded in the following items

	Year ended December 31,
	2011	2012	2013

Cost of sales	$66	$66	$53
Research and development	1,124	1,103	1,562
Selling and marketing	3,135	3,298	2,552
General and administrative	1,133	916	1,207

Total Expenses	$5,458	$5,383	$5,374